Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	30324-1 / D/TSW/818270.3

February 8, 2006

BY EDGAR AND COURIER

MAIL STOP 3561

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

USA

Attention:	Jay Williamson

Division of Corporate Finance

Dear Sirs/Mesdames:

Re: Surge Enterprises, Inc. (the “Company”) Registration Statement on Form SB-2/A No. 1 Amended December 2, 2005 Your File No. 333-128995

Thank you for your letter of December 19, 2005 with your comments on the Company’s amended Registration Statement on Form SB-2/A No. 1, filed December 2, 2005. On behalf of the Company, we enclose a revised Form SB-2/A Amendment No. 2, together with the Company’s responses to the comments set out in your letter. For your ease of reference, our responses to your comments are numbered in a corresponding manner. However, the page number references to the registration statement have changed and the updated page numbers are used herein for ease of reference.

General

1.	The disclosure in the prospectus has been updated.

Prospectus Summary, page 6

2.	The statement has been removed.

Risk Factors, page 7

3.	Risk factor one has been revised and updated pursuant to your comment.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

4.            Software license revenue is received in U.S. dollars while consulting revenue is received in Canadian dollars. The principal costs of the Company are paid in Canadian dollars. A risk factor has been added to address foreign exchange rate risk.

5.            The first two risk factors that were in the Plan of Distribution section have been relocated to the Risk Factors section. The disclosure in the last two risk factors that were in the Plan of Distribution section have been integrated into the disclosure under the Market for Common Equity and Related Stockholder Matters heading.

Use of Proceeds, page 13

6.            The requested disclosure has been added. The reference to paying offering expenses out of future revenues has been removed.

Description of Business, page 21

7.            The textlinkbrokers.com agreement has been cancelled – the reference to the textlinkbrokers.com agreement in the response to prior comment 65 was outdated. Disclosure has been added to indicate that the textlinkbrokers.com agreement has been terminated without penalty and without any material effect on the Company’s business.

8.            There was a verbal modification to the payment terms – disclosure has been updated to reflect the current payment terms.

9.	Disclosure has been added on these points at page 24.
10.	Disclosure has been updated on these points at pages 23-24.
11.	Disclosure has been updated on these points at pages 23-24.
12.	Disclosure has been updated on these points at pages 23-24.

13.          The duration of the Share-it agreement and the percentage commission at varying level of sales has been disclosed. The July 28, 2005 version of the agreement has been filed as Exhibit 10.9.

Free Search Engine Marketing

14.	All references to page rank have been removed.

15.          The estimated amount to be spent on advertising in the next 12 months has been disclosed at page 33.

Referral Program, page 33

16.	Disclosure has been clarified at pages 33-34.

17.          Disclosure has been clarified at pages 33-34. Share-it does not charge a fee for co-ordinating referral programs for its customers. However, Share-it does receive sales commissions on the purchase of the Company’s software, as disclosed elsewhere in the registration statement. The agreement with Share-it in respect of the referral program has been previously filed as Exhibit 10.8.

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Preferred Service Providers, page 24

18.	Disclosure has been added at page 24.

19.          All amounts are now stated in U.S. dollars or the U.S. dollar equivalent is stated. Several of the numbers from the December 2, 2005 version have been changed from Canadian dollars to U.S. dollars to accomplish this consistency. In addition, while revising the numbers to ensure consistency, some inadvertent errors were detected regarding disclosure pertaining to Mr. Mutter’s compensation up to November 30, 2005. These errors have been rectified.

Competition, page 25

20.	Disclosure has been added at page 25 and at risk factor two on page 9.
21.	The statement has been removed.

Research and Development, pages 26 and 36

22.	Disclosure has been added at page 26.
23.	Disclosure has been added at page 36.

Management’s Discussion and Analysis, page 27

24.          A plan of operations has been added, starting at page 31. The majority of the forward-looking information previously found under the Description of Business and Management’s Discussion and Analysis headings has been integrated into the disclosure under the Plan of Operations heading.

25.          In the initial SB-2 registration statement, revenue presented for the May 31, 2005 audited statements consisted only of consulting revenue. However, revenue presented for the period ended August 31, 2005 (which included both revenue streams) was not broken down into software sales and consulting revenue. This was corrected during the last filing.

Liquidity and Capital Resources, page 35

26.          Disclosure has been updated at page 35 under the heading Capital Expenses and Sources of Funds.

27.	Disclosure has been added at page 35.
28.	The table has been updated at page 35.
29.	Disclosure has been added at page 35.

30.          Disclosure has been updated on page 33. Yahoo has two directories, one free and one paid.

Certain Relationships and Related Transactions, page 36

31.	Disclosure has been added at page 37.
32.	A risk factor has been added at pages 10-11.

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Executive Compensation, page 38

33.          The summary compensation table at page 39 contains disclosure only up to the year end at May 31, 2005. A footnote has been added in the table to clarify this point.

May 31, 2005 Year End Financial Statements

Note 2. Significant Accounting Policies

g) Revenue Recognition, F-8

34.          Please see changes to Note 2g of the May 31, 2005 audited financial statements as well as the notes to the November 30, 2005 unaudited interim financial statements. The previous disclosure was not intended to indicate that the software revenue recognition was accounted for in conformity with ARB 45. The previous disclosure was intended to indicate that the ARB 45 should be used per SOP 97-2 if an arrangement to deliver software or a software system, either alone or together with other products or services, requires significant production, modification or customization of software. Since the service element is not considered to be significant production, modification or customization of software, ARB 45 is not applicable. The reference to ARB 45 has been removed to avoid confusion.

35.          Please see changes to Note 2g of the May 31, 2005 audited financial statements as well as the notes to the November 30, 2005 unaudited interim financial statements. A detailed response is set out in Appendix 1 to this letter.

36.          Please see changes to Note 2g of the May 31, 2005 audited financial statements as well as the notes to the November 30, 2005 unaudited interim financial statements.

With respect to the appropriate method for recognizing revenue related to website development contracts, revenue from website development is recognized by the Company pursuant to SAB No. 104 as follows: a website development agreement is signed with an estimate of the total costs based on agreed-upon specifications of the project and a deposit is required from the customer; revenue from website development services is recognized in accordance with the proportional performance method; under this method, revenue is recognized as services are performed under the terms of contractual agreements with each customer; website development activities (outputs) from the initial consulting, to layout sketches, to back end programming, and to website optimization are billed as services are performed and the customer receives the value of the service; any amounts left from the initial deposit are recorded as deferred revenue until the final completion of the project; upon completion, a final invoice is sent to the customer; and if there are still amounts left in the deposit, the remaining deposit is refunded to the customer.

With respect to accounting for the costs associated with the Company’s website development contracts, these costs are recorded as subcontract costs and are charged as incurred. Subcontract costs include outsourced portions of the work to outside service providers as well as consulting fees paid to the Company’s President, Troy Mutter. The amount and nature of the work the Company outsources is dependant on the Company’s work load at the time of the contract and the technical complexity of the work required. The service providers’ fees, plus a markup, which is dependant on the contract, is built into any bids the Company offers on contracts. The Company’s relationships with its preferred service providers consist of verbal agreements whereby the service providers provide the Company with quotes for work and payment terms on a job by job basis. The Company is under no obligation to accept these quotes or use the services.

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o) Internet Sales Transaction Fees, F-11

37.          The disclosure regarding the Share-it fees has been revised at page 24. Please also see changes to Note 2o of the May 31, 2005 audited financial statement and see Note 2r of the November 30, 2005 unaudited interim financial statements. Software sales for the current month are credited to sales (and debited to accounts receivable) net of Share-it fees. Share-it collects the current month credit-card payment and transfers the payment, net of its fees, to the Company via bank wire transfer on the 15th of the next month. Once the wire transfer is received, the Company’s accounts receivable is credited.

Exhibits

38.          Exhibits 10.1, 10.6, 10.7, 10.8, 10.9 and 21 do not have signature pages. The remaining exhibits have been filed with signature pages.

Please find enclosed both clean (four copies) and a blacklined version of the amended Registration Statement on Form SB-2/A Amendment No. 2. The amended Registration Statement has also been filed by Edgar. The blacklined version of the amended Registration Statement has been marked to show changes between the version filed on December 2, 2005 and the version filed herewith.

We look forward to the receipt of any further comments which you may have in regard to the amended registration statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per:	/s/ William L. Macdonald

William L. Macdonald

WLM/TSW

Encl.

cc:	Surge Enterprises, Inc.
Attention: Troy Mutter, President

D/TSW/818270.3

APPENDIX 1

to SEC response letter dated February 6, 2006

SOP 97-2 Paragraph 10

“If an arrangement includes multiple elements, the fee should be allocated to the various elements based on vendor-specific objective evidence of fair value, regardless of any separate prices stated within the contract for each element. Vendor-specific objective evidence of fair value is limited to the following:

- The price charged when the same element is sold separately;

- For an element not yet being sold separately, the price established by management having the relevant authority; it must be probable that the price, once established, will not change before the separate introduction of the element into the marketplace.”

Response : The service element cannot be valued separately since different users of the software will need different levels of service. Sophisticated users might not need any services while Novice users will need more technical assistance. Management has also determined that the estimated cost of providing such support is not significant.

SOP 97-2 Paragraph 11

“If a discount is offered in a multiple-element arrangement, a proportionate amount of that discount should be applied to each element included in the arrangement based on each element's fair value without regard to the discount. However, no portion of the discount should be allocated to any upgrade rights. Moreover, to the extent that a discount exists, the residual method described in paragraph .12 attributes that discount entirely to the delivered elements.”

Response: There are no discounts offered in the license/service arrangement.

SOP 97-2 Paragraph 12:

“If sufficient vendor-specific objective evidence does not exist for the allocation of revenue to the various elements of the arrangement, all revenue from the arrangement should be deferred until the earlier of the point at which (a) such sufficient vendor-specific objective evidence does exist or (b) all elements of the arrangement have been delivered. The following exceptions to this guidance are provided.

- If the only undelivered element is PCS, the entire fee should be recognized ratably.

- If the only undelivered element is services that do not involve significant production, modification, or customization of software (for example, training or installation), the entire fee should be recognized over the period during which the services are expected to be performed.

- If the arrangement is in substance a subscription, the entire fee should be recognized ratably.

- If the fee is based on the number of copies, the arrangement should be accounted for in conformity with paragraphs.”

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Response: The PCS is the only undelivered element and it does not involve significant production, modification, or customization of software.

SOP 97-2 Paragraph 13:

“The portion of the fee allocated to an element should be recognized as revenue when the criteria in paragraph .08 of this SOP are met with respect to the element. In applying those criteria, the delivery of an element is considered not to have occurred if there are undelivered elements that are essential to the functionality of the delivered element, because the customer would not have the full use of the delivered element.”

Response: The 12-month service agreement is not essential to the functionality of the software. It only includes technical support via email administered by Troy Mutter, the Company’s president.

SOP 97-2 Paragraph 14:

“No portion of the fee (including amounts otherwise allocated to delivered elements) meets the criterion of collectibility if the portion of the fee allocable to delivered elements is subject to forfeiture, refund, or other concession if any of the undelivered elements are not delivered. In order for the revenue related to an arrangement to be considered not subject to forfeiture, refund, or other concession, management must intend not to provide refunds or concessions that are not required under the provisions of the arrangement. All available evidence should be considered to determine whether the evidence persuasively indicates that the revenue is not subject to forfeiture, refund, or other concession. Although no single item of evidence may be persuasive, the following additional items should be considered:

- Acknowledgment in the arrangement of products not currently available or not to be delivered currently

- Separate prices stipulated in the arrangement for each deliverable element

- Default and damage provisions as defined in the arrangement

- Enforceable payment obligations and due dates for the delivered elements that are not dependent on the delivery of the future deliverable elements, coupled with the intent of the vendor to enforce rights of payment

- Installation and use of the delivered software

- Support services, such as telephone support, related to the delivered software being provided currently by the vendor

Regardless of the preceding, the vendor's historical pattern of making refunds or other concessions that were not required under the original provisions (contractual or other) of other arrangements should be considered more persuasive than terms included in the arrangement that indicate that no concessions are required. “

Response: The Company is not subject to any refunds/concessions if the 12-month tech support is not given to the customers.

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SOP 97-2 Paragraph 56:

“Software arrangements may include the right to PCS. PCS includes the right to receive PCS services or unspecified upgrades/enhancements, or both, offered to users or resellers. A vendor may develop historical patterns of regularly providing all customers or certain kinds of customers with the services or unspecified upgrades/enhancements normally associated with PCS, or may anticipate doing so, even though there is no written contractual obligation or the stipulated PCS term commences at some date after delivery. In those situations, an implied PCS arrangement exists that commences upon product delivery. For purposes of applying the guidance in this SOP, PCS includes a vendor's expected performance based on such patterns, even if performance is entirely at the vendor's discretion and not pursuant to a formal agreement.”

Response: The 12-month service fits the above definition of PCS.

SOP 97-2 Paragraph 57:

“If a multiple-element software arrangement includes explicit or implicit rights to PCS, the total fees from the arrangement should be allocated among the elements based on vendor-specific objective evidence of fair value, in conformity with paragraph 10 . The fair value of the PCS should be determined by reference to the price the customer will be required to pay when it is sold separately (that is, the renewal rate). The portion of the fee allocated to PCS should be recognized as revenue ratably over the term of the PCS arrangement, because the PCS services are assumed to be provided ratably. However, revenue should be recognized over the period of the PCS arrangement in proportion to the amounts expected to be charged to expense for the PCS services rendered during the period if—

- Sufficient vendor-specific historical evidence exists demonstrating that costs to provide PCS are incurred on other than a straight-line basis. In making this determination, the vendor should take into consideration allocated portions of cost accounted for as research and development (R&D) costs and the amortization of costs related to the upgrade-enhancement capitalized in conformity with FASB Statement No. 86, Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed . Such costs should be considered as part of the costs to provide PCS.

- The vendor believes that it is probable that the costs incurred in performing under the current arrangement will follow a similar pattern.

Because the timing, frequency, and significance of unspecified upgrades/enhancements can vary considerably, the point at which unspecified upgrades/enhancements are expected to be delivered should not be used to support income recognition on other than a straight-line basis.”

Response : The service element cannot be valued separately since different users of the software will need different levels of service. Sophisticated users might not need any services while Novice users will need more technical assistance.

SOP 97-2 Paragraph 58:

“If sufficient vendor-specific objective evidence does not exist to allocate the fee to the separate elements and the only undelivered element is PCS, the entire arrangement fee should be recognized ratably over (a) the contractual PCS period (for those arrangements with explicit

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rights to PCS) or (b) the period during which PCS is expected to be provided (for those arrangements with implicit rights to PCS).”

Response: see response to paragraph 59 below.

SOP 97-2 Paragraph 59:

“PCS revenue may be recognized together with the initial licensing fee on delivery of the software if all of the following conditions are met.

a. The PCS fee is included with the initial licensing fee.

b. The PCS included with the initial license is for one year or less.

c. The estimated cost of providing PCS during the arrangement is insignificant.

d. Unspecified upgrades/enhancements offered during PCS arrangements historically have been and are expected to continue to be minimal and infrequent.

If PCS revenue is recognized upon the delivery of the software, the vendor must accrue all estimated costs of providing the services, including upgrades/enhancements. Upgrades/enhancements are not developed solely for distribution to PCS customers; revenues are expected to be earned from providing the enhancements to other customers as well. Therefore, costs should be allocated between PCS arrangements and other licenses.”

Response: All the conditions are met:, the PCS fee is included with the initial licensing fee, the PCS included with the initial license is only for one year, the estimated cost of proving the PCS are insignificant since it only includes technical support emails administered by Troy Mutter, the Company’s President and upgrades and enhancements will be minimal and infrequent. Therefore, the PCS revenue may be recognized together with the initial licensing fee on delivery of the software if all of the following conditions are met.

SOP 97-2 Paragraph 60:

“A determination that unspecified upgrades/enhancements offered during the PCS arrangement are expected to be minimal and infrequent should be evidenced by the patterns of minimal and infrequent unspecified upgrades/enhancements offered in previous PCS arrangements. A conclusion that unspecified upgrades/enhancements are expected to be minimal and infrequent should not be reached simply because unspecified upgrades/enhancements have been or are expected to be offered less frequently than on an annual basis. Regardless of the vendor's history of offering unspecified upgrades/enhancements to initial licensees, PCS should be accounted for separately from the initial licensing fee if the vendor expects to offer upgrades/enhancements that are greater than minimal or more than infrequent to the users or resellers of the licensed software during the PCS arrangement.”

Response: The estimated cost of proving the PCS are insignificant since it only includes technical support via emails administered by Troy Mutter, the Company’s President.

D/TSW/818270.3